CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Common Stock [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income (loss) [Member] CNY (¥)	Stockholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Opening Balance at Jun. 30, 2018		¥ 2,279,510		¥ 207,490,280	¥ 4,148,929	¥ (139,424,980)	¥ 1,516,093	¥ 76,009,832	¥ 10,861,930	$ 12,467,249	¥ 86,871,762
Opening Balance (in shares) at Jun. 30, 2018	[1]	3,677,843
Capital contribution in non-controlling interests									300,000	43,054	300,000
Restricted shares issued for services		¥ 15,901		500,293				516,194		74,081	516,194
Restricted shares issued for services (in shares)	[1]	25,000
Issuance of common stock in exchange of shares of FGS, net of issuance costs		¥ 307,981		21,125,815				21,433,796		3,076,034	21,433,796
Issuance of common stock in exchange of shares of FGS, net of issuance costs (in shares)	[1]	487,057
Restricted shares issued for management and employees				9,539,917				9,539,917		1,369,105	9,539,917
Net loss (income) for the year						(10,084,243)		(10,084,243)	138,804	(1,427,302)	(9,945,439)
Foreign currency translation adjustment							1,195,328	1,195,328		171,545	1,195,328
Ending Balance at Dec. 31, 2018		¥ 2,603,392		238,656,305	4,148,929	(149,509,223)	2,711,421	98,610,824	11,300,734	15,773,766	109,911,558
Ending Balance (in shares) at Dec. 31, 2018	[1]	4,189,900
Opening Balance at Jun. 30, 2019		¥ 2,712,773		250,624,798	4,148,929	(164,780,885)	2,909,936	95,615,551	11,085,429	15,313,008	106,700,980
Opening Balance (in shares) at Jun. 30, 2019	[1]	4,361,634
Capital contribution in non-controlling interests									405,000	58,123	405,000
Restricted shares issued for services				33,927				33,927		4,869	33,927
Restricted shares issued for management and employees		¥ 163,455		3,893,638				4,057,093		582,247	4,057,093
Restricted shares issued for management and employees (in shares)	[1]	250,086
Net loss (income) for the year						(6,701,197)		(6,701,197)	(336,250)	(1,009,968)	(7,037,447)
Appropriation of statutory reserves | ¥					360,111	(360,111)
Foreign currency translation adjustment							9,610	9,610		1,379	9,610
Ending Balance at Dec. 31, 2019		¥ 2,876,228		¥ 254,552,363	¥ 4,509,040	¥ (171,842,193)	¥ 2,919,546	¥ 93,014,984	¥ 11,154,179	$ 14,949,658	¥ 104,169,163
Ending Balance (in shares) at Dec. 31, 2019		4,611,720	[1]							250,086	250,086

[1]	Retrospectively restated for effect of stock split on December 27, 2019